UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 2,106,642	$ 2,034,461	$ 672,065	$ 4,028,445	$ 2,284,830	$ 5,939,873
Loss from operations	(2,106,642)	(2,034,461)	(672,065)	(4,028,445)	(2,284,830)	(5,939,873)
Other income (expense)
Financing cost – derivative warrant liabilities			(469,465)
Interest earned on investments held in Trust Account	236,453	5,928	30,688	258,983	51,449	71,118
Change in fair value of derivative warrant liabilities	(787,500)	3,990,000	(7,980,000)	8,347,500	7,695,000	2,212,500
Net income (loss)	$ (2,657,689)	$ 1,961,467	$ (9,090,842)	$ 4,578,038	$ 5,461,619	$ (3,656,255)
Common Class A [Member]
Other income (expense)
Weighted average shares outstanding of ordinary shares, basic	17,500,000	17,500,000	8,536,585	17,500,000	17,500,000	17,500,000
Weighted average shares outstanding of ordinary shares, diluted	17,500,000	17,500,000	8,536,585	17,500,000	17,500,000	17,500,000
Class A Common Stock Subject to Redemption
Other income (expense)
Basic net income (loss) per ordinary share	$ (0.12)	$ 0.09	$ (0.7)	$ 0.21	$ 0.25	$ (0.17)
Diluted net income (loss) per ordinary share	$ (0.12)	$ 0.09	$ (0.7)	$ 0.21	$ 0.25	$ (0.17)
Common Class B [Member]
Other income (expense)
Weighted average shares outstanding of ordinary shares, basic	4,375,000	4,375,000	4,375,000	4,375,000	4,375,000	4,375,000
Weighted average shares outstanding of ordinary shares, diluted	4,375,000	4,375,000	4,375,000	4,375,000	4,375,000	4,375,000
Basic net income (loss) per ordinary share	$ (0.12)	$ 0.09	$ (0.7)	$ 0.21	$ 0.25	$ (0.17)
Diluted net income (loss) per ordinary share	$ (0.12)	$ 0.09	$ (0.7)	$ 0.21	$ 0.25	$ (0.17)